Convertible Loans (Details 1) - USD ($)	12 Months Ended
	May 31, 2017	May 31, 2016
Convertible Loans [Abstract]
Balance	$ 351,041
Increase to derivative due to new issuances	896,686	$ 479,374
Derivative gain/loss due to mark to market adjustment	(319,318)	128,333
Decrease due to debt settlement	(500,434)	(358,374)
Balance	$ 449,975	$ 351,041